8. Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal [Abstract]
Current	$ (735)	$ 114
Deferred	(1,944)	106
Total	$ (2,679)	$ 220